Related Party Transactions (Details) - Schedule of Transactions with Related Parties - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Purchases of services and materials provided by other entities controlled by Ms. H [Member]
Related Party Transaction [Line Items]
Total		¥ 9,489	¥ 12,857	¥ 765
Purchases of services and materials provided by other entities controlled by Ms. H [Member] | Foshan Shunde Country Garden Property Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total			688
Purchases of services and materials provided by other entities controlled by Ms. H [Member] | Huidong Country Garden Real Estate Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total		9,489	7,050
Purchases of services and materials provided by other entities controlled by Ms. H [Member] | Guangdong Phoenix Holiday International Travel Service Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total			237
Purchases of services and materials provided by other entities controlled by Ms. H [Member] | Dongguan World Expo Xintiandi Property Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total			3,560
Purchases of services and materials provided by other entities controlled by Ms. H [Member] | Others [Member]
Related Party Transaction [Line Items]
Total			1,322	765
Construction services provided by other entities controlled by the Ms. H [Member]
Related Party Transaction [Line Items]
Total			133	2,249
Construction services provided by other entities controlled by the Ms. H [Member] | Guangdong Chengjia Design Co., Ltd.[Member]
Related Party Transaction [Line Items]
Total			133	339
Construction services provided by other entities controlled by the Ms. H [Member] | Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total				1,910
Interest expense paid to the related parties [Member]
Related Party Transaction [Line Items]
Total				11,118
Interest expense paid to the related parties [Member] | Fine Nation Group Limited [Member]
Related Party Transaction [Line Items]
Total	[1]			6,946
Interest expense paid to the related parties [Member] | BGY Education Investment [Member]
Related Party Transaction [Line Items]
Total	[2]			4,172
Property and equipment disposed to the related parties [Member] | BGY Education Investment [Member]
Related Party Transaction [Line Items]
Total	[1]			57,998	[3]
Services provided to other entities controlled by Ms. H [Member]
Related Party Transaction [Line Items]
Total		10,100	26,434	53,294
Services provided to other entities controlled by Ms. H [Member] | Phoenix City Bilingual Kindergarten and other non-for-profit Kindergartens [Member]
Related Party Transaction [Line Items]
Total	[1]	10,100	26,434	53,197	[4]
Services provided to other entities controlled by Ms. H [Member] | Guangdong Biyouwei Catering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total				¥ 97

[1]	On July 22, 2022, the Group issued a Promissory Note (the “Note”) to Fine Nation Group Limited with a principal amount of USD 130,000 (approximately RMB 877,487) at an interest rate of 7.45% per annum. As of August 31, 2022, the Note had been fully offset with the Group’s short-term investments in accordance to the agreement among the Group, Fine Nation Group Limited and the investment management institution.
[2]	On July 12, 2022, the Group borrowed a short term loan from BGY Education Investment amounting to RMB 480,000 at an interest rate of 7.45% per annum, which had been fully paid as of August 31, 2022.
[3]	On February 28, 2022, the Group has disposed of property and equipment to BGY Education Investment in total consideration of RMB 57,998, which is equal to the carrying amount of theses property and equipment as of the transaction date.
[4]	The amount represented the management fees charged for the provision of services to the Phoenix City Bilingual Kindergarten and other non-for-profit kindergartens.